Consolidated Statements of Cash Flows (USD $)	12 Months Ended						126 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (2,346,826)		$ (2,747,328)		$ (3,284,252)		$ (22,632,002)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	109,017		119,773		89,776		565,637
Accretion of preferred stock redemption value							346,673
Stock-based compensation expense	772,997		750,532		1,298,665		6,359,739
Write-off of deferred offering costs	430,402						430,402
Changes in assets and liabilities:
Grant funds receivable	290,760		(153,954)		(8,953)		(183,515)
Prepaid expenses and other current assets	19,122		(4,215)		254,671		(29,708)
Deposits	980		(11,010)				(11,010)
Accounts payable and accrued expenses	419,927		39,033		224,943		1,030,325
Total adjustments	2,043,205		740,159		1,859,102		8,508,543
Net cash used in operating activities	(303,621)		(2,007,169)		(1,425,150)		(14,123,459)
Cash flows from investing activities:
Purchase of property and equipment	(11,896)		(4,706)		(270,246)		(538,490)
Proceeds from sale of property and equipment			5,580				5,580
Net cash provided (used) by investing activities	(11,896)		874		(270,246)		(532,910)
Cash flows from financing activities:
Proceeds from sale of common stock	404,410				3,020,000		15,526,308
Proceeds from sale of preferred stock							728,443
Deferred offering costs			(430,402)				(430,402)
Net cash provided by financing activities	404,410		(430,402)		3,020,000		15,824,349
Net increase (decrease) in cash and cash equivalents	88,893	[1]	(2,436,697)	[1]	1,324,604	[1]	1,167,980 [1]
Cash and cash equivalents at beginning of period	1,079,087		3,515,784		2,191,180
Cash and cash equivalents at end of period	1,167,980		1,079,087		3,515,784		1,167,980
Supplemental disclosure of cash flow information
Interest paid							$ 5,669

[1]	Supplemental disclosure of non-cash investing and financing activities: In connection with the Merger discussed in Note 5, all of the outstanding shares of the Company's mandatory redeemable convertible preferred stock were converted into shares of common stock as of September 28, 2006.